Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [abstract]
Profit attributable to equity holders of AB InBev	$ 6,055	$ 2,954
Weighted average number of ordinary and restricted shares	1,980	1,975
Basic EPS	$ 3.06	$ 1.50
Profit before exceptional items, attributable to equity holders of AB InBev	$ 4,986	$ 3,602
Weighted average number of ordinary and restricted shares	1,980	1,975
Basic EPS before exceptional items	$ 2.52	$ 1.82
Profit before exceptional items, mark-to-market gains or losses and hyperinflation accounting impacts, attributable to equity holders of AB InBev	$ 3,866	$ 3,860
Weighted average number of ordinary and restricted shares	1,980	1,975
Underlying EPS	$ 1.95	$ 1.95
Profit attributable to equity holders of AB InBev	$ 6,055	$ 2,954
Weighted average number of ordinary and restricted shares (diluted)	2,011	2,012
Diluted EPS	$ 3.01	$ 1.47
Profit before exceptional items, attributable to equity holders of AB InBev	$ 4,986	$ 3,602
Weighted average number of ordinary and restricted shares (diluted)	2,011	2,012
Diluted EPS before exceptional items	$ 2.48	$ 1.79